OTHER INVESTMENTS - Key observable/unobservable inputs (Details)	12 Months Ended
	Jun. 30, 2021 yr R / kg	Jun. 30, 2020 yr R / kg
Rand Refinery Operation [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Average gold price	847,317	852,098
Average silver price	11,751	9,453
Average South African CPI	0.044	0.048
South African long-term government bond rate	9.50%	9.50%
Terminal growth rate [member] | Rand Refinery Operation [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, investments in other entities	0.044	0.050
Weighted average cost of capital [member] | Rand Refinery Operation [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, investments in other entities	0.151	0.151
Discount period [member] | Investment in Prestige Bullion [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, investments in other entities | yr	12	13
Cost of equity [member] | Investment in Prestige Bullion [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, investments in other entities	0.165	0.132